Average Annual Total Returns{- Fidelity Flex® Real Estate Fund} - 07.31 Fidelity Flex Real Estate Fund PRO-08 - Fidelity Flex® Real Estate Fund	Fidelity Flex Real Estate Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Real Estate Fund-Default Return Before Taxes Since Inception		Fidelity Flex Real Estate Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Real Estate Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Real Estate Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Real Estate Fund-Default After Taxes on Distributions and Sales Since Inception		WA005 Past 1 year	WA005 Since Inception
Total	26.19%	9.05%	[1]	25.10%	7.87%	[1]	15.74%	6.55%	[1]	23.10%	7.88%	[1]

[1]	(a) From March 8, 2017